As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end:  July 31, 2019

Date of reporting period:  April 30, 2019

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at April 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.05%
	Aerospace & Defense - 2.08%
49	Huntington Ingalls Industries, Inc.	$10,906
329	National Presto Industries, Inc.	35,039
141	Spirit AeroSystems Holdings, Inc. - Class A	12,253
2,282	Textron, Inc.	120,946
		179,144
	Airlines - 1.71%
1,353	Delta Air Lines, Inc.	78,866
508	Southwest Airlines Co.	27,549
460	United Continental Holdings, Inc. *	40,876
		147,291
	Auto Components - 0.37%
224	Lear Corp.	32,032

	Beverages - 0.66%
183	Boston Beer Co., Inc. - Class A *	56,732

	Biotechnology - 3.47%
1,295	AbbVie, Inc.	102,810
1,094	Amgen, Inc.	196,176
		298,986
	Building Products - 0.86%
627	Armstrong World Industries, Inc.	54,342
774	Continental Building Products, Inc. *	19,853
		74,195
	Capital Markets - 3.58%
1,491	Ameriprise Financial, Inc.	218,834
1,658	Franklin Resources, Inc.	57,350
1,717	Waddell & Reed Financial, Inc. - Class A	32,160
		308,344
	Chemicals - 2.28%
2,666	FutureFuel Corp.	39,164
613	LyondellBasell Industries NV - Class A #	54,085
436	Stepan Co.	40,347
1,326	Tredegar Corp.	23,894
561	Westlake Chemical Corp.	39,130
		196,620
	Commercial Banks - 6.97%
1,117	Bank of America Corp.	34,158
534	BB&T Corp.	27,341
801	Citigroup, Inc.	56,631
853	Comerica, Inc.	67,037
6,727	Fifth Third Bancorp	193,872
10,454	Regions Financial Corp.	162,350
1,234	Wells Fargo & Co.	59,738
		601,127

	Communications Equipment - 2.10%
2,944	Cisco Systems, Inc.	164,717
594	Juniper Networks, Inc.	16,495
		181,212
	Construction & Engineering - 1.40%
664	Comfort Systems USA, Inc.	35,922
263	EMCOR Group, Inc.	22,129
2,726	Great Lakes Dredge & Dock Corp. *	27,887
2,553	Sterling Construction Co., Inc. *	34,619
		120,557
	Diversified Consumer Services - 1.33%
886	H&R Block, Inc.	24,108
3,021	K12, Inc. *	90,993
		115,101
	Diversified Financial Services - 0.17%
263	Voya Financial, Inc.	14,436

	Electrical Equipment - 0.53%
253	Rockwell Automation, Inc.	45,720

	Electronic Equipment, Instruments & Components - 1.55%
778	CDW Corp.	82,157
793	Corning, Inc.	25,257
224	PCM, Inc. *	6,180
187	Tech Data Corp. *	19,936
		133,530
	Energy Equipment & Services - 0.33%
2,744	FTS International, Inc. *	28,400

	Food & Staples Retailing - 2.21%
3,346	Kroger Co.	86,260
533	U.S. Foods Holding Corp. *	19,481
1,580	Walgreens Boots Alliance, Inc.	84,641
		190,382
	Food Products - 0.89%
2,495	Conagra Brands, Inc.	76,796

	Health Care Equipment & Supplies - 3.16%
1,510	CONMED Corp.	120,845
1,066	Haemonetics Corp. *	93,041
254	IDEXX Laboratories, Inc. *	58,928
		272,814
	Health Care Providers & Services - 4.65%
79	Amedisys, Inc. *	10,098
189	Anthem, Inc.	49,713
1,335	Cardinal Health, Inc.	65,028
924	HCA Healthcare, Inc.	117,560
139	Humana, Inc.	35,502
1,059	Premier, Inc. *	35,190
339	WellCare Health Plans, Inc. *	87,581
		400,672
	Health Care Technology - 0.44%
271	Veeva Systems, Inc. - Class A *	37,905

	Hotels, Restaurants & Leisure - 2.36%
1,149	BJ's Restaurants, Inc.	57,347
1,657	Brinker International, Inc.	70,870
200	Hilton Worldwide Holdings, Inc.	17,398
550	Yum! Brands, Inc.	57,414
		203,029
	Household Durables - 0.90%
206	Helen of Troy Ltd. *#	29,664
1,529	PulteGroup, Inc.	48,102
		77,766
	Household Products - 1.68%
509	Church & Dwight Co., Inc.	38,150
999	Procter & Gamble Co.	106,373
		144,523
	Insurance - 2.30%
1,061	Hartford Financial Services Group, Inc.	55,501
2,773	MetLife, Inc.	127,918
82	Willis Towers Watson PLC #	15,116
		198,535
	Internet & Direct Marketing Retail - 0.90%
1,998	eBay, Inc.	77,423

	Internet Software & Services - 0.82%
2,026	Blucora, Inc. *	70,910

	IT Services - 5.71%
184	Automatic Data Processing, Inc.	30,248
621	Broadridge Financial Solutions, Inc.	73,359
3,129	DXC Technology Co.	205,700
927	Perficient, Inc. *	27,291
988	Unisys Corp. *	11,075
367	Visa, Inc. - Class A	60,346
4,343	Western Union Co.	84,428
		492,447
	Life Sciences Tools & Services - 0.79%
244	Thermo Fisher Scientific, Inc.	67,698

	Machinery - 2.14%
462	AGCO Corp.	32,700
325	Allison Transmission Holdings, Inc.	15,229
339	Dover Corp.	33,236
841	Ingersoll-Rand PLC #	103,115
		184,280
	Media - 5.20%
615	Nexstar Media Group, Inc. - Class A	71,986
1,426	Omnicom Group, Inc.	114,123
3,936	Viacom, Inc. - Class B	113,790
1,086	Walt Disney Co.	148,749
		448,648
	Metals & Mining - 1.36%
2,851	Freeport-McMoRan, Inc.	35,096
990	Nucor Corp.	56,499
823	Warrior Met Coal, Inc.	25,513
		117,108
	Multi-line Retail - 1.39%
888	Kohl's Corp.	63,137
946	Macy's, Inc.	22,269
444	Target Corp.	34,374
		119,780

	Oil, Gas & Consumable Fuels - 5.41%
1,492	ConocoPhillips	94,175
977	Devon Energy Corp.	31,401
550	Marathon Petroleum Corp.	33,478
1,393	Peabody Energy Corp.	40,077
1,378	Phillips 66	129,904
3,171	Renewable Energy Group, Inc. *	76,485
490	Valero Energy Corp.	44,423
2,532	W&T Offshore, Inc. *	16,154
		466,097
	Paper & Forest Products - 1.08%
1,571	Boise Cascade Co.	43,501
2,238	Verso Corp. - Class A *	49,952
		93,453
	Personal Products - 0.48%
778	Herbalife Nutrition Ltd. *#	41,117

	Pharmaceuticals - 3.63%
379	Johnson & Johnson	53,515
1,156	Mallinckrodt PLC *#	17,872
1,858	Merck & Co., Inc.	146,243
2,350	Pfizer, Inc.	95,433
		313,063
	Professional Services - 1.07%
282	FTI Consulting, Inc. *	23,965
882	ICF International, Inc.	68,681
		92,646
	Real Estate Management & Development - 1.01%
792	Altisource Portfolio Solutions SA *#	18,746
440	Jones Lang LaSalle, Inc.	68,011
		86,757
	Road & Rail - 0.60%
1,680	ArcBest Corp.	51,341

	Semiconductors & Semiconductor Equipment - 3.83%
179	Analog Devices, Inc.	20,807
1,607	Micron Technology, Inc. *	67,590
1,659	NXP Semiconductors NV #	175,224
772	QUALCOMM, Inc.	66,492
		330,113
	Software - 7.52%
1,045	Cadence Design Systems, Inc. *	72,502
1,074	CDK Global, Inc.	64,784
2,062	Citrix Systems, Inc.	208,180
840	Intuit, Inc.	210,890
1,661	Oracle Corp.	91,903
		648,259
	Specialty Retail - 2.75%
1,220	Best Buy Co., Inc.	90,780
639	Foot Locker, Inc.	36,557
369	Genesco, Inc. *	16,535
646	Haverty Furniture Companies, Inc.	15,388
1,137	Sally Beauty Holdings, Inc. *	20,125
1,623	Shoe Carnival, Inc.	57,876
		237,261

	Technology Hardware, Storage & Peripherals - 1.99%
3,544	Seagate Technology PLC #	171,246

	Textiles, Apparel & Luxury Goods - 1.90%
1,034	Deckers Outdoor Corp. *	163,589

	Trading Companies & Distributors - 0.16%
679	BMC Stock Holdings, Inc. *	13,974

	Wireless Telecommunication Services - 1.33%
1,035	Telephone & Data Systems, Inc.	32,996
1,119	T-Mobile U.S., Inc. *	81,676
		114,672
	Total Common Stocks (Cost $8,388,447)	8,537,731

	REITS - 0.85%
	Real Estate - 0.85%
927	Alexander & Baldwin, Inc.	21,896
193	Boston Properties, Inc.	26,561
49	Simon Property Group, Inc.	8,511
761	Xenia Hotels & Resorts, Inc.	16,475
	Total REITS (Cost $72,970)	73,443

	Total Investments in Securities (Cost $8,461,417) - 99.90%	8,611,174
	Other Assets in Excess of Liabilities - 0.10%	8,541
	Net Assets - 100.00%	$8,619,715

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at April 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.81%
	Aerospace & Defense - 1.13%
45	Huntington Ingalls Industries, Inc.	$10,016
1,235	Textron, Inc.	65,455
		75,471
	Airlines - 4.09%
2,329	Delta Air Lines, Inc.	135,757
2,259	Deutsche Lufthansa AG - ADR	54,465
5,769	International Consolidated Airlines Group SA - ADR	82,093
		272,315
	Auto Components - 4.15%
460	Lear Corp.	65,780
3,784	Magna International, Inc. #	210,542
		276,322
	Automobiles - 4.83%
4,227	Honda Motor Co., Ltd. - ADR	117,891
16,631	Subaru Corp. - ADR	203,564
		321,455
	Capital Markets - 4.25%
1,929	Ameriprise Financial, Inc.	283,119

	Chemicals - 4.80%
721	BASF SE - ADR	14,716
288	Celanese Corp.	31,072
2,390	LyondellBasell Industries NV - Class A #	210,870
1,412	Sinopec Shanghai Petrochemical Co., Ltd. - ADR	63,371
		320,029
	Commercial Banks - 10.03%
3,148	Australia & New Zealand Banking Group Ltd. - ADR	60,473
10,115	Banco Santander Mexico SA - ADR	85,269
5,565	BNP Paribas SA - ADR	148,252
1,031	Citigroup, Inc.	72,892
1,343	Fifth Third Bancorp	38,705
161	KB Financial Group, Inc. - ADR	6,364
31,557	Societe Generale SA - ADR	200,387
1,561	Woori Financial Group, Inc. - ADR	55,899
		668,241

	Consumer Finance - 2.02%
1,085	Discover Financial Services	88,417
1,338	Synchrony Financial	46,388
		134,805
	Containers & Packaging - 0.18%
319	WestRock Co.	12,243

	Diversified Financial Services - 1.36%
1,293	ORIX Corp. - ADR	90,639

	Diversified Telecommunication Services - 2.75%
3,658	Nippon Telegraph & Telephone Corp. - ADR	152,539
2,575	Telstra Corp., Ltd. - ADR	30,565
		183,104
	Electronic Equipment, Instruments & Components - 0.47%
472	Hitachi Ltd. - ADR	31,447

	Food & Staples Retailing - 5.91%
7,875	Koninklijke Ahold Delhaize NV - ADR	189,709
4,655	Kroger Co.	120,006
1,564	Walgreens Boots Alliance, Inc.	83,783
		393,498
	Insurance - 8.59%
8,795	Aegon NV - ADR	45,734
1,212	Allianz SE - ADR	29,233
168	Allstate Corp.	16,642
4,978	Aviva PLC - ADR	56,227
2,055	AXA SA - ADR	54,334
86	Fairfax Financial Holdings Ltd. #	41,066
3,236	MetLife, Inc.	149,277
1,697	Prudential Financial, Inc.	179,390
		571,903
	IT Services - 0.64%
305	International Business Machines Corp.	42,782

	Media - 7.48%
2,563	Omnicom Group, Inc.	205,117
10,137	Viacom, Inc. - Class B	293,061
		498,178
	Metals & Mining - 5.67%
1,391	ArcelorMittal - ADR	30,379
1,997	Freeport-McMoRan, Inc.	24,583
1,463	POSCO - ADR	80,714
3,985	Rio Tinto PLC - ADR	234,717
239	Steel Dynamics, Inc.	7,572
		377,965
	Multi-line Retail - 2.64%
2,027	Kohl's Corp.	144,120
1,336	Macy's, Inc.	31,449
		175,569
	Oil, Gas & Consumable Fuels - 10.81%
2,692	China Petroleum & Chemical Corp. - ADR	206,584
1,544	Eni S.p.A. - ADR	52,388
637	HollyFrontier Corp.	30,404
3,078	LUKOIL PJSC - ADR	263,169
366	Marathon Petroleum Corp.	22,278
8,531	Repsol YPF, SA - ADR	145,112
		719,935
	Paper & Forest Products - 1.66%
2,354	International Paper Co.	110,191

	Semiconductors & Semiconductor Equipment - 1.14%
366	Lam Research Corp.	75,919

	Specialty Retail - 3.25%
2,911	Best Buy Co., Inc.	216,608

	Technology Hardware, Storage & Peripherals - 3.47%
3,703	Seagate Technology PLC #	178,929
1,026	Western Digital Corp.	52,449
		231,378

	Trading Companies & Distributors - 2.77%
571	Mitsui & Co., Ltd. - ADR	184,296

	Wireless Telecommunication Services - 4.72%
2,620	China Mobile Ltd. - ADR	124,895
3,990	NTT DOCOMO, Inc. - ADR	87,042
4,347	SK Telecom Co., Ltd. - ADR	102,589
		314,526
	Total Common Stocks (Cost $6,538,590)	6,581,938

	REITS - 0.31%
	Real Estate - 0.31%
103	Boston Properties, Inc.	14,175
39	Simon Property Group, Inc.	6,774
	Total REITS (Cost $21,274)	20,949

	Total Investments in Securities (Cost $6,559,864) - 99.12%	6,602,887
	Other Assets in Excess of Liabilities - 0.88%	58,341
	Net Assets - 100.00%	$6,661,228

#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	40.8%
Japan	13.0%
Netherlands	6.7%
France	6.0%
United Kingdom	4.4%
China	4.1%
Russian Federation	4.0%
Canada	3.8%
Republic of Korea	3.7%
Spain	3.4%
Ireland	2.7%
Hong Kong	1.9%
Germany	1.5%
Australia	1.4%

Mexico	1.3%
Italy	0.8%
Luxembourg	0.5%
100.0%

O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
at April 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.54%
	Aerospace & Defense - 4.51%
6,614	Huntington Ingalls Industries, Inc.	$1,472,144
56,469	Spirit AeroSystems Holdings, Inc. - Class A	4,907,156
41,017	Textron, Inc.	2,173,901
		8,553,201
	Airlines - 2.20%
24,661	Delta Air Lines, Inc.	1,437,490
30,891	United Continental Holdings, Inc. *	2,744,974
		4,182,464
	Biotechnology - 3.63%
12,891	AbbVie, Inc.	1,023,416
32,649	Amgen, Inc.	5,854,619
		6,878,035
	Capital Markets - 6.77%
61,088	Ameriprise Financial, Inc.	8,965,886
112,034	Franklin Resources, Inc.	3,875,256
		12,841,142
	Commercial Banks - 13.24%
101,159	Bank of America Corp.	3,093,442
21,994	BB&T Corp.	1,126,093
94,152	Citigroup, Inc.	6,656,546
40,503	Comerica, Inc.	3,183,131
189,225	Fifth Third Bancorp	5,453,465
221,165	Regions Financial Corp.	3,434,692
43,663	Wells Fargo & Co.	2,113,726
		25,061,095
	Communications Equipment - 6.06%
123,859	Cisco Systems, Inc.	6,929,911
163,380	Juniper Networks, Inc.	4,537,063
		11,466,974
	Consumer Finance - 3.93%
132,864	Ally Financial, Inc.	3,947,390
24,421	Discover Financial Services	1,990,067
43,793	Synchrony Financial	1,518,303
		7,455,760
	Containers & Packaging - 1.26%
51,199	Sealed Air Corp.	2,386,897

	Diversified Financial Services - 2.32%
80,120	Voya Financial, Inc.	4,397,787

	Electronic Equipment, Instruments & Components - 3.33%
83,097	Corning, Inc.	2,646,639
20,186	Rockwell Automation, Inc.	3,647,813
		6,294,452
	Food & Staples Retailing - 2.89%
164,095	Kroger Co.	4,230,369
23,409	Walgreens Boots Alliance, Inc.	1,254,020
		5,484,389

	Food Products - 1.24%
76,278	Conagra Brands, Inc.	2,347,837

	Health Care Providers & Services - 2.37%
75,548	Cardinal Health, Inc.	3,679,944
14,825	DaVita, Inc. *	818,933
		4,498,877
	Hotels, Restaurants & Leisure - 6.23%
23,936	Marriott International, Inc. - Class A	3,265,349
19,943	Starbucks Corp.	1,549,172
66,985	Yum! Brands, Inc.	6,992,565
		11,807,086
	Household Durables - 1.28%
39,618	PulteGroup, Inc.	1,246,382
8,454	Whirlpool Corp.	1,173,584
		2,419,966
	Insurance - 5.77%
12,766	Aflac, Inc.	643,151
1,927	Allstate Corp.	190,889
10,199	Aon PLC	1,837,248
178,729	MetLife, Inc.	8,244,768
		10,916,056
	Internet & Direct Marketing Retail - 2.19%
106,887	eBay, Inc.	4,141,871

	IT Services - 1.13%
110,550	Western Union Co.	2,149,092

	Machinery - 1.20%
23,201	Dover Corp.	2,274,626

	Media - 2.53%
2,892	Charter Communications, Inc. - Class A *	1,073,481
27,080	Walt Disney Co.	3,709,148
		4,782,629
	Multi-line Retail - 0.85%
22,523	Kohl's Corp.	1,601,385

	Oil, Gas & Consumable Fuels - 8.32%
21,078	Cabot Oil & Gas Corp.	545,709
35,775	ConocoPhillips	2,258,118
47,614	Devon Energy Corp.	1,530,314
25,965	Hess Corp.	1,664,876
61,181	Marathon Petroleum Corp.	3,724,087
52,803	Phillips 66	4,977,740
11,755	Valero Energy Corp.	1,065,708
		15,766,552
	Road & Rail - 3.10%
19,642	CSX Corp.	1,564,092
24,314	Union Pacific Corp.	4,304,551
		5,868,643

	Semiconductors & Semiconductor Equipment - 3.30%
3,042	Lam Research Corp.	631,002
23,409	NXP Semiconductors NV #	2,472,459
36,630	QUALCOMM, Inc.	3,154,941
		6,258,402
	Software - 4.66%
22,366	CDK Global, Inc.	1,349,117
59,289	Citrix Systems, Inc.	5,985,817
26,943	Oracle Corp.	1,490,756
		8,825,690
	Specialty Retail - 1.76%
647	AutoZone, Inc. *	665,317
36,151	Best Buy Co., Inc.	2,689,996
		3,355,313
	Technology Hardware, Storage & Peripherals - 1.32%
51,634	Seagate Technology PLC #	2,494,955

	Tobacco - 0.89%
31,149	Altria Group, Inc.	1,692,325

	Trading Companies & Distributors - 1.26%
52,352	HD Supply Holdings, Inc. *	2,391,963
	Total Common Stocks (Cost $179,209,974)	188,595,464

	Total Investments in Securities (Cost $179,209,974) - 99.54%	188,595,464
	Other Assets in Excess of Liabilities - 0.46%	873,231
	Net Assets - 100.00%	$189,468,695

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small Cap Value Fund
Schedule of Investments
at April 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.00%
	Airlines - 0.58%
4,095	Hawaiian Holdings, Inc.	$115,520

	Auto Components - 0.88%
3,279	American Axle & Manufacturing Holdings, Inc. *	48,365
5,471	Tower International, Inc.	127,693
		176,058
	Building Products - 1.99%
7,602	Armstrong Flooring, Inc. *	110,153
7,122	Continental Building Products, Inc. *	182,679
6,289	Quanex Building Products Corp.	105,152
		397,984
	Capital Markets - 3.57%
3,193	Artisan Partners Asset Management, Inc. - Class A	90,490
8,360	BrightSphere Investment Group PLC #	122,558
6,851	GAIN Capital Holdings, Inc.	36,105
24,767	Waddell & Reed Financial, Inc. - Class A	463,885
		713,038
	Chemicals - 2.68%
3,132	AdvanSix, Inc. *	94,680
10,631	FutureFuel Corp.	156,169
2,470	Stepan Co.	228,575
3,154	Tredegar Corp.	56,835
		536,259
	Commercial Banks - 5.78%
3,264	Flushing Financial Corp.	73,766
3,493	Hanmi Financial Corp.	82,854
23,893	Hilltop Holdings, Inc.	502,470
29,031	Hope Bancorp, Inc.	408,176
4,000	Opus Bank	87,480
		1,154,746
	Commercial Services & Supplies - 2.77%
4,014	Deluxe Corp.	179,506
4,241	Ennis, Inc.	85,583
5,475	Herman Miller, Inc.	212,540
6,076	Pitney Bowes, Inc.	43,200
1,061	VSE Corp.	32,435
		553,264
	Communications Equipment - 0.57%
1,730	InterDigital, Inc.	113,125

	Construction & Engineering - 2.83%
4,672	EMCOR Group, Inc.	393,102
12,641	Sterling Construction Co., Inc. *	171,412
		564,514
	Consumer Finance - 0.89%
3,075	Nelnet, Inc. - Class A	178,504

	Diversified Consumer Services - 0.72%
4,790	K12, Inc. *	144,275

	Electrical Equipment - 1.78%
6,578	Atkore International Group, Inc. *	162,871
2,061	EnerSys, Inc.	142,601
880	Preformed Line Products Co.	49,623
		355,095
	Electronic Equipment, Instruments & Components - 6.98%
2,254	Belden, Inc.	125,210
2,974	Fabrinet * #	179,985
1,108	Insight Enterprises, Inc. *	62,691
3,171	Kimball Electronics, Inc. *	47,977
1,758	PC Connection, Inc. *	65,327
3,130	Sanmina Corp. *	106,170
638	SYNNEX Corp.	68,827
3,836	Tech Data Corp. *	408,956
7,440	TTM Technologies, Inc. *	98,506
11,630	Vishay Intertechnology, Inc.	230,390
		1,394,039
	Energy Equipment & Services - 3.68%
5,469	FTS International, Inc. *	56,604
27,953	Keane Group, Inc. *	293,227
14,996	Liberty Oilfield Services, Inc.	223,590
10,396	Mammoth Energy Services, Inc.	162,074
		735,495
	Entertainment - 0.33%
4,337	AMC Entertainment Holdings, Inc.	65,749

	Food & Staples Retailing - 2.22%
5,060	Ingles Markets, Inc. - Class A	138,897
7,205	Weis Markets, Inc.	302,970
		441,867
	Food Products - 3.23%
4,061	Cal-Maine Foods, Inc.	166,948
7,439	Pilgrim's Pride Corp. *	200,183
1,833	Sanderson Farms, Inc.	277,939
		645,070
	Health Care Providers & Services - 1.49%
13,622	Patterson Companies, Inc.	297,504

	Hotels, Restaurants & Leisure - 3.07%
2,937	Bloomin' Brands, Inc.	58,711
12,986	Brinker International, Inc.	555,411
		614,122
	Household Durables - 1.53%
2,831	Hooker Furniture Corp.	84,392
3,384	La-Z-Boy, Inc.	110,995
13,185	ZAGG, Inc. *	108,645
		304,032

	Insurance - 5.61%
1,102	American National Insurance Co.	124,846
8,332	CNA Financial Corp.	386,021
481	FBL Financial Group, Inc. - Class A	30,048
5,299	FedNat Holding Co.	86,215
4,500	HCI Group, Inc.	191,790
666	Primerica, Inc.	86,773
1,594	Protective Insurance Corp. - Class B	25,903
6,363	Universal Insurance Holdings, Inc.	189,554
		1,121,150
	IT Services - 1.99%
5,504	Sykes Enterprises, Inc. *	152,736
21,897	Unisys Corp. *	245,466
		398,202
	Leisure Products - 0.35%
1,240	Sturm Ruger & Co., Inc.	69,428

	Machinery - 1.86%
1,271	Hurco Companies, Inc.	49,988
1,217	Hyster-Yale Materials Handling, Inc.	81,077
7,207	Meritor, Inc. *	174,842
4,273	Wabash National Corp.	64,437
		370,344
	Media - 4.65%
18,455	National CineMedia, Inc.	128,816
1,091	Nexstar Media Group, Inc. - Class A	127,702
10,861	Sinclair Broadcast Group, Inc. - Class A	497,325
10,935	TEGNA, Inc.	174,085
		927,928
	Metals & Mining - 3.22%
8,713	Schnitzer Steel Industries, Inc. - Class A	206,672
9,190	SunCoke Energy, Inc. *	79,126
831	Warrior Met Coal, Inc.	25,761
8,240	Worthington Industries, Inc.	330,671
		642,230
	Multi-line Retail - 1.38%
4,054	Dillard's, Inc. - Class A	277,496

	Oil, Gas & Consumable Fuels - 5.86%
6,062	CONSOL Energy, Inc. *	205,502
1,252	Contura Energy, Inc. *	70,550
10,618	Peabody Energy Corp.	305,480
10,352	Renewable Energy Group, Inc. *	249,690
1,681	REX American Resources Corp. *	142,061
30,939	W&T Offshore, Inc. *	197,391
		1,170,674
	Paper & Forest Products - 2.76%
3,190	Boise Cascade Co.	88,331
4,842	Schweitzer-Mauduit International, Inc.	172,230
12,960	Verso Corp. - Class A *	289,267
		549,828
	Personal Products - 0.60%
2,914	Edgewell Personal Care Co. *	120,144

	Pharmaceuticals - 2.26%
14,024	Innoviva, Inc. *	196,757
11,549	Mallinckrodt PLC * #	178,548
14,562	SIGA Technologies, Inc. *	76,305
		451,610
	Professional Services - 3.08%
1,526	FTI Consulting, Inc. *	129,679
1,714	ICF International, Inc.	133,469
8,656	Kforce, Inc.	311,790
1,728	TrueBlue, Inc. *	41,748
		616,686
	Real Estate Management & Development - 2.35%
7,855	Altisource Portfolio Solutions SA * #	185,928
3,168	RE/MAX Holdings, Inc. - Class A	137,269
2,507	RMR Group, Inc. - Class A	145,005
		468,202
	Road & Rail - 1.55%
7,483	ArcBest Corp.	228,681
11,888	YRC Worldwide, Inc. *	80,957
		309,638
	Semiconductors & Semiconductor Equipment - 4.90%
12,599	Amkor Technology, Inc. *	114,147
11,703	Cirrus Logic, Inc. *	556,828
2,175	Ichor Holdings Ltd. * #	54,767
6,465	Nanometric Inc. *	192,592
6,690	Photronics, Inc. *	62,485
		980,819
	Specialty Retail - 5.39%
2,647	Aaron's, Inc.	147,411
8,448	Abercrombie & Fitch Co. - Class A	252,510
2,411	American Eagle Outfitters, Inc.	57,334
3,253	Caleres, Inc.	85,326
3,053	Genesco, Inc. *	136,805
5,847	Haverty Furniture Companies, Inc.	139,276
6,288	Shoe Carnival, Inc.	224,230
983	Sleep Number Corp. *	34,208
		1,077,100
	Textiles, Apparel & Luxury Goods - 0.92%
14,894	Vera Bradley, Inc. *	182,898

	Thrifts & Mortgage Finance - 1.55%
3,545	Federal Agricultural Mortgage Corp.	271,121
687	Walker & Dunlop, Inc.	37,751
		308,872
	Tobacco - 0.51%
1,892	Universal Corp.	101,903

	Trading Companies & Distributors - 1.64%
13,047	BMC Stock Holdings, Inc. *	268,508
4,399	Foundation Building Materials, Inc. *	59,782
		328,290
	Total Common Stocks (Cost $19,957,403)	19,973,702

	Total Investments in Securities (Cost $19,957,403) - 100.00%	19,973,702
	Liabilities in Excess of Other Assets - (0.00)%	(619)
	Net Assets - 100.00%	$19,973,083

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at April 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.87%
	Aerospace & Defense - 2.81%
471	Axon Enterprise, Inc. *	$29,908
557	HEICO Corp.	58,780
1,325	National Presto Industries, Inc.	141,113
920	Teledyne Technologies, Inc. *	228,629
		458,430
	Air Freight & Logistics - 0.17%
4,332	Radiant Logistics, Inc. *	28,331

	Auto Components - 0.34%
1,114	Standard Motor Products, Inc.	55,667

	Beverages - 0.71%
375	Boston Beer Co., Inc. - Class A *	116,254

	Biotechnology - 1.97%
321	Emergent BioSolutions, Inc. *	16,589
209	Enanta Pharmaceuticals, Inc. *	18,223
1,223	Genomic Health, Inc. *	78,676
268	Ligand Pharmaceuticals, Inc. *	33,728
29,931	PDL BioPharma, Inc. *	97,874
1,133	Repligen Corp. *	76,341
		321,431
	Building Products - 1.89%
772	Armstrong World Industries, Inc.	66,909
1,077	Continental Building Products, Inc. *	27,625
1,121	CSW Industrials, Inc.	67,204
359	Lennox International, Inc.	97,451
3,311	PGT Innovations, Inc. *	48,539
		307,728
	Capital Markets - 2.27%
6,094	Federated Investors, Inc. - Class B	187,269
1,627	LPL Financial Holdings, Inc.	120,544
3,741	Victory Capital Holdings, Inc. *	61,689
		369,502
	Chemicals - 2.78%
1,285	Advanced Emissions Solutions, Inc.	14,520
1,946	Balchem Corp.	197,538
7,885	FutureFuel Corp.	115,831
702	Hawkins, Inc.	25,911
441	Quaker Chemical Corp.	98,705
		452,505

	Commercial Banks - 2.23%
1,403	Bank of Marin Bancorp	59,417
828	Bank of N.T. Butterfield & Son Ltd. #	33,137
376	Commerce Bancshares, Inc.	22,722
1,553	First Financial Bankshares, Inc.	95,540
292	SVB Financial Group *	73,502
1,239	Westamerica Bancorporation	79,569
		363,887
	Commercial Services & Supplies - 3.52%
2,498	Brady Corp. - Class A	121,877
751	Clean Harbors, Inc. *	57,076
1,255	Copart, Inc. *	84,487
4,170	Rollins, Inc.	161,254
2,295	Tetra Tech, Inc.	148,532
		573,226
	Communications Equipment - 1.52%
4,365	Ciena Corp. *	167,442
2,890	Juniper Networks, Inc.	80,255
		247,697
	Construction & Engineering - 1.94%
3,133	Comfort Systems USA, Inc.	169,496
14,401	Great Lakes Dredge & Dock Corp. *	147,322
		316,818
	Consumer Finance - 0.25%
421	FirstCash, Inc.	41,123

	Containers & Packaging - 2.01%
3,392	Silgan Holdings, Inc.	101,557
3,588	Sonoco Products Co.	226,259
		327,816
	Diversified Consumer Services - 1.51%
8,143	K12, Inc. *	245,267

	Diversified Financial Services - 1.04%
1,060	Morningstar, Inc.	152,057
319	Voya Financial, Inc.	17,510
		169,567
	Diversified Telecommunication Services - 0.45%
7,541	Vonage Holdings Corp. *	73,298

	Electrical Equipment - 0.33%
1,487	Allied Motion Technologies, Inc.	54,439

	Electronic Equipment, Instruments & Components - 3.65%
1,009	CDW Corp.	106,551
762	Fabrinet *#	46,116
2,427	FLIR Systems, Inc.	128,485
326	Insight Enterprises, Inc. *	18,445
1,823	Keysight Technologies, Inc. *	158,656
2,403	Park Electrochemical Corp.	39,529
3,507	PCM, Inc. *	96,758
		594,540

	Energy Equipment & Services - 0.78%
5,765	ProPetro Holding Corp. *	127,579

	Food Products - 1.00%
2,315	Darling Ingredients, Inc. *	50,490
406	Lancaster Colony Corp.	60,376
772	TreeHouse Foods, Inc. *	51,709
		162,575
	Health Care Equipment & Supplies - 5.24%
47	Atrion Corp.	41,360
3,068	CONMED Corp.	245,532
2,073	Haemonetics Corp. *	180,932
1,753	Hill-Rom Holdings, Inc.	177,789
255	Integer Holdings Corp. *	17,618
9,769	Meridian Bioscience, Inc. *	112,441
68	Mesa Laboratories, Inc.	16,095
479	STERIS PLC #	62,739
		854,506
	Health Care Providers & Services - 3.52%
1,533	Amedisys, Inc. *	195,948
369	Chemed Corp.	120,582
1,288	Encompass Health Corp.	83,012
397	Ensign Group, Inc.	20,453
2,064	Premier, Inc. - Class A *	68,587
332	WellCare Health Plans, Inc. *	85,772
		574,354
	Health Care Technology - 3.12%
6,990	HMS Holdings Corp. *	212,706
2,408	NextGen Healthcare, Inc. *	45,246
1,789	Veeva Systems, Inc. - Class A *	250,227
		508,179
	Hotels, Restaurants & Leisure - 4.29%
3,554	BJ's Restaurants, Inc.	177,380
1,311	Brinker International, Inc.	56,072
1,011	Churchill Downs, Inc.	101,959
412	Cracker Barrel Old Country Store, Inc.	69,521
784	Hyatt Hotels Corp. - Class A	60,156
1,626	Marcus Corp.	61,170
520	Nathan's Famous, Inc.	35,906
988	Penn National Gaming, Inc. *	21,410
1,161	Wendy's Co.	21,606
410	Vail Resorts, Inc.	93,829
		699,009
	Household Durables - 1.76%
339	Garmin Ltd. #	29,066
1,792	Helen of Troy Ltd. *#	258,048
		287,114
	Industrial Conglomerates - 0.11%
128	Carlisle Companies, Inc.	18,102

	Insurance - 1.39%
6,423	Old Republic International Corp.	143,618
2,759	Universal Insurance Holdings, Inc.	82,191
		225,809

	Internet & Direct Marketing Retail - 0.73%
5,572	1-800-Flowers.com, Inc. - Class A *	118,628

	Internet Software & Services - 1.44%
1,254	Blucora, Inc. *	43,890
1,616	Etsy, Inc. *	109,145
3,075	TechTarget, Inc. *	51,322
344	Tucows, Inc. - Class A *	30,337
		234,694
	IT Services - 7.08%
1,057	Broadridge Financial Solutions, Inc.	124,863
330	CACI International, Inc. - Class A *	64,330
1,023	CSG Systems International, Inc.	45,677
593	Euronet Worldwide, Inc. *	88,885
8,837	EVERTEC, Inc. #	276,686
1,011	Jack Henry & Associates, Inc.	150,700
2,469	LiveRamp Holdings, Inc. *	144,017
1,832	MAXIMUS, Inc.	134,927
3,379	Perficient, Inc. *	99,478
2,260	Unisys Corp. *	25,334
		1,154,897
	Leisure Products - 0.47%
5,664	Clarus Corp.	76,011

	Life Sciences Tools & Services - 2.76%
1,175	Bio-Techne Corp.	240,393
1,111	Bruker Corp.	42,885
3,407	Luminex Corp.	77,714
430	Medpace Holdings, Inc. *	24,153
1,788	NeoGenomics, Inc. *	37,244
721	QIAGEN NV *#	28,090
		450,479
	Machinery - 4.42%
1,184	AGCO Corp.	83,803
3,856	Allison Transmission Holdings, Inc.	180,692
2,344	Donaldson Co., Inc.	125,498
2,101	ESCO Technologies, Inc.	157,575
1,024	Franklin Electric Co., Inc.	50,033
2,119	Gorman-Rupp Co.	70,563
1,203	Hillenbrand, Inc.	51,753
		719,917
	Media - 2.54%
3,897	Central European Media Enterprises Ltd. - Class A *#	15,432
900	John Wiley & Sons, Inc. - Class A	41,562
1,621	Nexstar Media Group, Inc. - Class A	189,738
1,990	World Wrestling Entertainment, Inc. - Class A	166,862
		413,594
	Metals & Mining - 0.16%
851	Warrior Met Coal, Inc.	26,381

	Multi-line Retail - 0.66%
867	Kohl's Corp.	61,644
470	Ollie's Bargain Outlet Holdings, Inc. *	44,951
		106,595
	Oil, Gas & Consumable Fuels - 0.58%
2,437	Evolution Petroleum Corp.	17,132
3,187	Renewable Energy Group, Inc. *	76,871
		94,003
	Paper & Forest Products - 0.34%
2,477	Verso Corp. - Class A *	55,287

	Personal Products - 1.08%
1,963	Herbalife Nutrition Ltd. *#	103,744
993	Inter Parfums, Inc.	71,983
		175,727
	Pharmaceuticals - 2.21%
5,118	Endo International PLC *#	38,385
9,137	Horizon Pharma PLC *#	233,268
6,340	Innoviva, Inc. *	88,950
		360,603
	Professional Services - 1.94%
3,784	CBIZ, Inc. *	73,069
581	FTI Consulting, Inc. *	49,373
2,651	Kforce, Inc.	95,489
1,982	Navigant Consulting, Inc.	45,249
850	Robert Half International, Inc.	52,777
		315,957
	Real Estate Management & Development - 0.99%
2,515	Marcus & Millichap, Inc. *	108,397
911	RMR Group, Inc. - Class A	52,692
		161,089
	Road & Rail - 0.27%
290	Old Dominion Freight Line, Inc.	43,291

	Semiconductors & Semiconductor Equipment - 1.11%
4,644	MaxLinear, Inc. *	124,970
6,062	Photronics, Inc. *	56,619
		181,589
	Software - 10.94%
7,688	ACI Worldwide, Inc. *	273,078
3,224	Agilysys, Inc. *	61,675
685	Alarm.com Holdings, Inc. *	48,553
2,366	AppFolio, Inc. - Class A *	229,762
892	Aspen Technology, Inc. *	108,744
1,653	Bottomline Technologies DE, Inc. *	83,592
2,784	Cadence Design Systems, Inc. *	193,154
2,256	Fortinet, Inc. *	210,755
918	Manhattan Associates, Inc. *	61,919
532	Paycom Software, Inc. *	107,746
826	Paylocity Holding Corp. *	79,750
2,814	PTC, Inc. *	254,583
1,521	Teradata Corp. *	69,160
		1,782,471

	Specialty Retail - 3.35%
1,242	American Eagle Outfitters, Inc.	29,535
879	America's Car-Mart, Inc. *	87,065
1,051	Burlington Stores, Inc. *	177,524
2,774	Cato Corp. - Class A	42,054
2,802	Haverty Furniture Companies, Inc.	66,744
4,921	Rent-A-Center, Inc. *	122,680
107	Winmark Corp.	19,747
		545,349
	Textiles, Apparel & Luxury Goods - 2.03%
1,353	Columbia Sportswear Co.	135,259
743	Crocs, Inc. *	20,693
1,107	Deckers Outdoor Corp. *	175,138
		331,090
	Trading Companies & Distributors - 0.15%
945	BlueLinx Holdings, Inc. *	24,305

	Wireless Telecommunication Services - 1.02%
3,755	Telephone & Data Systems, Inc.	119,709
967	United States Cellular Corp. *	46,513
		166,222
	Total Common Stocks (Cost $15,204,803)	16,112,932

	REITS - 0.20%
	Real Estate - 0.20%
693	CareTrust REIT, Inc.	16,805
876	Medical Properties Trust, Inc.	15,295
	Total REITS (Cost $32,796)	32,100

	Total Investments in Securities (Cost $15,237,599) - 99.07%	16,145,032
	Other Assets in Excess of Liabilities - 0.93%	151,511
	Net Assets - 100.00%	$16,296,543

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
April 30, 2019 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.
These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2019:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,025,981	$-	$-	$1,025,981
Consumer Staples	509,550	-	-	509,550
Energy	494,497	-	-	494,497
Financials	1,193,353	-	-	1,193,353
Health Care	1,391,137	-	-	1,391,137
Industrials	909,148	-	-	909,148
Information Technology	1,956,806	-	-	1,956,806
Materials	407,182	-	-	407,182
Real Estate	86,757			86,757
Telecommunication Services	563,320	-	-	563,320
Total Common Stocks	8,537,731	-	-	8,537,731
REITS	73,443	-	-	73,443
Total Investments in Securities	$8,611,174	$-	$-	$8,611,174

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$989,954	$-	$-	$989,954
Consumer Staples	393,498	-	-	393,498
Energy	719,935	-	-	719,935
Financials	1,748,707	-	-	1,748,707
Industrials	532,082	-	-	532,082
Information Technology	381,526	-	-	381,526
Materials	820,428	-	-	820,428
Telecommunication Services	995,808	-	-	995,808
Total Common Stocks	6,581,938	-	-	6,581,938
REITS	20,949	-	-	20,949
Total Investments in Securities	$6,602,887	$-	$-	$6,602,887

Market Leaders Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$23,325,621	$-	$-	$23,325,621
Consumer Staples	9,524,551	-	-	9,524,551
Energy	15,766,552	-	-	15,766,552
Financials	60,671,841	-	-	60,671,841
Health Care	11,376,911	-	-	11,376,911
Industrials	26,918,709	-	-	26,918,709
Information Technology	33,841,753	-	-	33,841,753
Materials	2,386,897	-	-	2,386,897
Telecommunication Services	4,782,629	-	-	4,782,629
Total Common Stocks	188,595,464	-	-	188,595,464
Total Investments in Securities	$188,595,464	$-	$-	$188,595,464

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,845,410	$-	$-	$2,845,410
Consumer Staples	1,308,984	-	-	1,308,984
Energy	1,906,169	-	-	1,906,169
Financials	3,476,309	-	-	3,476,309
Health Care	749,114	-	-	749,114
Industrials	3,611,335	-	-	3,611,335
Information Technology	2,886,185	-	-	2,886,185
Materials	1,728,317	-	-	1,728,317
Real Estate	468,202	-	-	468,202
Telecommunication Services	993,677	-	-	993,677
Total Common Stocks	19,973,702	-	-	19,973,702
Total Investments in Securities	$19,973,702	$-	$-	$19,973,702

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,512,704	$-	$-	$2,512,704
Consumer Staples	454,556	-	-	454,556
Energy	221,582	-	-	221,582
Financials	1,213,778	-	-	1,213,778
Health Care	3,069,552	-	-	3,069,552
Industrials	2,860,545	-	-	2,860,545
Information Technology	3,991,532	-	-	3,991,532
Materials	861,988	-	-	861,988
Real Estate	161,089	-	-	161,089
Telecommunication Services	765,606	-	-	765,606
Total Common Stocks	16,112,932	-	-	16,112,932
REITS	32,100	-	-	32,100
Total Investments in Securities	$16,145,032	$-	$-	$16,145,032

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at April 30, 2019, the end of the reporting period.  During the period ended April 30, 2019, the Funds recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date   6/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date   6/26/2019

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Vice President/Treasurer/Principal
 Financial Officer

Date   6/28/2019

* Print the name and title of each signing officer under his or her signature.